UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06342

Exact name of registrant as specified in charter:	Aberdeen Global Income Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2018

Item 1 – Schedule of Investments - The Schedule of Investments for the three-month period ended July 31, 2018 is filed herewith.

Portfolio of Investments (unaudited)

As of July 31, 2018

Principal Amount (000)		Description	Value (US$)
CORPORATE BONDS - 67.4%
ARGENTINA - 0.2%
USD	150	Genneia SA, 8.75%, 01/20/2020(a)(b)	$144,218

AUSTRALIA - 0.1%
USD	52	FMG Resources August 2006 Pty Ltd., 4.75%, 02/15/2022(a)(b)	50,570

BANGLADESH - 0.3%
USD	200	Banglalink Digital Communications Ltd., 8.63%, 09/03/2018(a)(b)	202,000

BARBADOS - 0.3%
USD	210	Sagicor Finance 2015 Ltd., 8.88%, 08/11/2019(a)(b)	232,050

BELGIUM - 0.2%
EUR	140	Nyrstar Netherlands Holdings BV, 6.88%, 03/15/2020(a)(b)	130,967

BRAZIL - 3.3%
USD	222	Azul Investments LLP, 5.88%, 10/26/2021(a)(b)	208,125
USD	220	Braskem Netherlands Finance BV, 4.50%, 01/10/2028(a)	209,825
USD	220	Caixa Economica Federal, 7.25%, 07/23/2019(a)(b)	223,366
USD	220	CSN Resources SA, 7.63%, 02/13/2021(a)(b)	207,627
USD	440	GTL Trade Finance, Inc., 7.25%, 10/16/2043(a)(b)	459,805
USD	420	OAS Finance Ltd., 8.88%, 08/31/2018(a)(b)(c)(d)(e)	21,000
USD	212	Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 12/01/2020(a)(b)	207,201
USD	760	Petrobras Global Finance BV, 8.75%, 05/23/2026	859,180
USD	43	QGOG Atlantic / Alaskan Rigs Ltd., 5.25%, 07/30/2019	41,745

			2,437,874

CANADA - 1.9%
USD	80	Bombardier, Inc., 7.50%, 03/15/2020(a)(b)	84,000
GBP	300	Entertainment One Ltd., 6.88%, 12/15/2018(a)(b)	413,453
USD	164	GFL Environmental, Inc., 5.63%, 05/01/2019(a)(b)	155,800
USD	209	MEG Energy Corp., 6.38%, 08/31/2018(a)(b)	188,622
USD	54	MEG Energy Corp., 6.50%, 01/15/2020(a)(b)	53,123
USD	145	MEG Energy Corp., 7.00%, 09/30/2018(a)(b)	131,044
USD	144	Taseko Mines Ltd., 8.75%, 06/15/2019(a)(b)	146,160
USD	85	Teine Energy Ltd., 6.88%, 08/31/2018(a)(b)	85,637
USD	146	Telesat Canada / Telesat LLC, 8.88%, 11/15/2019(a)(b)	156,585

			1,414,424

CHINA - 3.3%
USD	200	361 Degrees International Ltd., 7.25%, 06/03/2019(a)(b)	192,299
USD	200	China Aoyuan Property Group Ltd., 6.35%, 01/11/2020(a)	197,196
USD	200	Industrial & Commercial Bank of China Ltd., 6.00%, 12/10/2019(a)(b)(c)	204,344
USD	200	New Metro Global Ltd., 4.75%, 02/11/2019(a)	197,999
USD	200	New Metro Global Ltd., 5.00%, 08/08/2020(a)(b)	178,072
USD	200	Proven Honour Capital Ltd., 4.13%, 05/06/2026(a)	188,837
USD	210	Shimao Property Holdings Ltd., 8.38%, 02/10/2019(a)(b)	220,514
USD	330	Sinopec Group Overseas Development 2017 Ltd., 2.38%, 04/12/2020(a)	324,009
USD	330	Sinopec Group Overseas Development 2017 Ltd., 3.00%, 04/12/2022(a)	320,827
USD	200	Tencent Holdings Ltd., 3.80%, 02/11/2025(a)	197,335
USD	200	Yingde Gases Investment Ltd., 6.25%, 01/19/2021(a)(b)	190,058

			2,411,490

COLOMBIA - 0.6%
USD	155	Banco GNB Sudameris SA, 6.50%, 04/03/2022(a)(b)	157,945
USD	275	Bancolombia SA, 4.88%, 10/18/2022(b)	270,187

			428,132

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2018

Principal Amount (000)		Description	Value (US$)
CORPORATE BONDS (continued)
CONGO - 0.3%
USD	210	HTA Group Ltd., 9.13%, 03/08/2019(a)(b)	$214,200

DENMARK - 0.3%
USD	200	DKT Finance ApS, 9.38%, 06/17/2020(a)(b)	209,000

EL SALVADOR - 0.3%
USD	232	Grupo Unicomer Co. Ltd., 7.88%, 04/01/2021(a)(b)	247,370

FRANCE - 1.2%
USD	300	Altice France SA, 6.00%, 08/15/2018(a)(b)	309,210
EUR	100	La Financiere Atalian SASU, 4.00%, 05/15/2020(a)(b)	112,883
EUR	100	La Financiere Atalian SASU, 4.00%, 05/15/2020(a)(b)	112,883
USD	350	SPCM SA, 4.88%, 09/15/2020(a)(b)	335,125

			870,101

GEORGIA - 0.6%
USD	200	Bank of Georgia JSC, 6.00%, 07/26/2023(a)	198,958
USD	250	Georgian Oil and Gas Corp. JSC, 6.75%, 04/26/2021(a)	250,006

			448,964

GERMANY - 1.7%
EUR	200	Platin 1426 GmbH, 5.38%, 12/15/2019(a)(b)	222,808
EUR	250	PrestigeBidCo GmbH, 6.25%, 12/15/2019(a)(b)	310,790
EUR	117	Senvion Holding GmbH, 3.88%, 05/01/2019(a)(b)	121,080
EUR	115	Senvion Holding GmbH, 3.88%, 05/01/2019(a)(b)	119,011
EUR	335	Summit Germany Ltd., 2.00%, 01/31/2021(a)(b)	368,864
EUR	100	Tele Columbus AG, 3.88%, 05/02/2021(a)(b)	112,421

			1,254,974

GUATEMALA - 0.3%
USD	200	Comunicaciones Celulares SA Via Comcel Trust, 6.88%, 02/06/2019(a)(b)	207,514

HONDURAS - 0.3%
USD	220	Inversiones Atlantida SA, 8.25%, 07/28/2020(a)(b)	224,180

HONG KONG - 0.5%
USD	200	Hongkong Electric Finance Ltd., 2.88%, 05/03/2026(a)	183,273
USD	200	WTT Investment Ltd., 5.50%, 11/21/2020(a)(b)	192,589

			375,862

INDIA - 3.7%
INR	50,000	Adani Transmission Ltd., 10.25%, 04/15/2021	753,507
INR	50,000	Axis Bank Ltd., 7.60%, 10/20/2023	701,421
INR	50,000	Indiabulls Housing Finance Ltd., 9.00%, 09/26/2026	717,142
USD	200	Neerg Energy Ltd., 6.00%, 02/13/2020(a)(b)	189,040
INR	10,000	NTPC Ltd., 7.25%, 05/03/2022(a)	140,845
USD	216	Vedanta Resources PLC, 6.13%, 08/09/2021(a)(b)	200,888

			2,702,843

INDONESIA - 1.0%
USD	200	Medco Platinum Road Pte Ltd., 6.75%, 01/30/2022(a)(b)	187,704
USD	370	Pertamina Persero PT, 4.30%, 05/20/2023(a)	369,003
USD	200	TBG Global Pte Ltd., 5.25%, 02/10/2019(a)(b)	197,302

			754,009

ITALY - 0.5%
USD	235	Telecom Italia Capital SA, 6.00%, 09/30/2034	230,887

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2018

Principal Amount (000)		Description	Value (US$)
CORPORATE BONDS (continued)
USD	200	Wind Tre SpA, 5.00%, 11/03/2020(a)(b)	$179,620

			410,507

KAZAKHSTAN - 0.3%
USD	216	Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/2026(a)(f)	205,633

KUWAIT - 0.3%
USD	200	Equate Petrochemical BV, 3.00%, 03/03/2022(a)	192,420

LUXEMBOURG - 3.1%
USD	425	Altice Financing SA, 7.50%, 05/15/2021(a)(b)	413,780
EUR	275	Altice Luxembourg SA, 7.25%, 08/30/2018(a)(b)	329,611
EUR	340	ARD Finance SA, 6.63%, 09/15/2019(b)(g)	410,480
EUR	275	DEA Finance SA, 7.50%, 04/15/2019(a)(b)	345,980
EUR	120	INEOS Group Holdings SA, 5.38%, 08/01/2019(a)(b)	147,689
EUR	100	Kleopatra Holdings 1 SCA, 8.50%, 07/15/2019(a)(b)(g)	81,322
EUR	260	Matterhorn Telecom Holding SA, 4.88%, 08/10/2018(a)(b)	307,527
EUR	200	SIG Combibloc Holdings SCA, 7.75%, 08/10/2018(a)(b)	243,243

			2,279,632

MALAYSIA - 1.4%
MYR	300	Cagamas Bhd, 4.05%, 12/20/2018	73,850
MYR	500	Cagamas Bhd, 4.45%, 11/25/2020	123,791
USD	200	Gohl Capital Ltd., 4.25%, 01/24/2027(a)	192,846
MYR	200	Malaysia Airports Capital Bhd, 4.55%, 08/28/2020	49,442
USD	200	Press Metal Labuan Ltd., 4.80%, 10/30/2020(a)(b)	187,908
USD	200	RHB Bank Bhd, 2.50%, 10/06/2021(a)	191,859
USD	200	TNB Global Ventures Capital Bhd, 3.24%, 10/19/2026(a)	183,521

			1,003,217

MEXICO - 1.8%
USD	390	Petroleos Mexicanos, 6.50%, 06/02/2041	360,906
USD	280	Petroleos Mexicanos, 6.63%, 06/15/2035	271,180
USD	130	Petroleos Mexicanos, 6.63%, 06/15/2038	124,449
USD	159	Petroleos Mexicanos, 6.88%, 08/04/2026	166,155
USD	210	Sixsigma Networks Mexico SA de CV, 7.50%, 05/02/2021(a)(b)	209,202
USD	224	Unifin Financiera SAB de CV SOFOM ENR, 8.88%, 01/29/2025(a)(b)(c)	211,680

			1,343,572

NETHERLANDS - 1.2%
USD	160	Cimpress NV, 7.00%, 06/15/2021(a)(b)	164,400
USD	200	GTH Finance BV, 7.25%, 01/26/2023(a)(b)	210,710
EUR	100	InterXion Holding, 4.75%, 06/15/2021(a)(b)	121,320
USD	410	Ziggo BV, 5.50%, 01/15/2022(a)(b)	390,525

			886,955

NIGERIA - 1.4%
USD	210	Access Bank PLC, 10.50%, 10/19/2021(a)	220,479
USD	200	IHS Netherlands Holdco BV, 9.50%, 10/27/2018(a)(b)	204,676
USD	220	SEPLAT Petroleum Development Co. PLC, 9.25%, 04/01/2020(a)(b)	218,900
USD	420	United Bank for Africa PLC, 7.75%, 06/08/2022(a)	422,041

			1,066,096

OMAN - 0.3%
USD	230	Oztel Holdings SPC Ltd., 6.63%, 04/24/2028(a)	227,987

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2018

Principal Amount (000)		Description	Value (US$)
CORPORATE BONDS (continued)
PARAGUAY - 0.3%
USD	250	Banco Regional SAECA, 8.13%, 01/24/2019(a)	$255,000

RUSSIA - 2.0%
USD	240	Credit Bank of Moscow Via CBOM Finance PLC, 7.50%, 10/05/2022(a)(b)	209,025
USD	301	Evraz Group SA, 5.38%, 03/20/2023(a)	299,194
USD	230	Gazprom OAO Via Gaz Capital SA, 4.95%, 03/23/2027(a)	223,382
USD	300	Gazprom OAO Via Gaz Capital SA, 6.00%, 01/23/2021(a)	312,000
USD	380	Vnesheconombank Via VEB Finance PLC, 6.80%, 11/22/2025(a)	406,069

			1,449,670

SINGAPORE - 0.8%
USD	200	DBS Group Holdings Ltd., 4.52%, 12/11/2023(a)(b)	201,550
USD	200	Parkway Pantai Ltd., 4.25%, 07/27/2022(a)(b)(c)	190,000
USD	200	United Overseas Bank Ltd., 3.50%, 09/16/2021(a)(b)(h)	195,948

			587,498

SOUTH AFRICA - 0.3%
USD	210	Liquid Telecommunications Financing PLC, 8.50%, 07/13/2020(a)(b)	217,868

SPAIN - 0.3%
EUR	100	Codere Finance 2 Luxembourg SA, 6.75%, 10/31/2018(a)(b)	112,651
EUR	100	Codere Finance 2 Luxembourg SA, 6.75%, 10/31/2018(a)(b)	112,652

			225,303

THAILAND - 0.5%
USD	200	GC Treasury Center Co. Ltd., 4.25%, 09/19/2022(a)	200,820
USD	200	PTTEP Canada International Finance Ltd., 5.69%, 04/05/2021(a)	209,457

			410,277

TURKEY - 1.3%
USD	600	Hazine Mustesarligi Varlik Kiralama AS, 5.00%, 04/06/2023(a)	560,700
USD	209	Turkiye Vakiflar Bankasi TAO, 6.00%, 11/01/2022(a)	168,306
USD	250	Yasar Holding AS, 8.88%, 08/31/2018(a)(b)	223,102

			952,108

UKRAINE - 1.2%
USD	220	Metinvest BV, 8.50%, 01/23/2026(a)(b)	212,654
USD	243	MHP Lux SA, 6.95%, 04/03/2026(a)	234,176
USD	210	Ukreximbank Via Biz Finance PLC, 9.63%, 04/27/2022(a)(f)	215,883
UAH	6,000	Ukreximbank Via Biz Finance PLC, 16.50%, 03/02/2021(a)	210,017

			872,730

UNITED ARAB EMIRATES - 0.2%
USD	200	MAF Global Securities Ltd., 5.50%, 09/07/2022(a)(b)(c)(h)	190,224

UNITED KINGDOM - 5.2%
EUR	200	Barclays PLC, 6.50%, 09/15/2019(b)(c)	243,276
GBP	110	Cabot Financial Luxembourg SA, 6.50%, 08/10/2018(a)(b)	144,742
EUR	130	Corral Petroleum Holdings AB, 11.75%, 05/15/2019(a)(b)(g)	163,040
GBP	110	CYBG PLC, 5.00%, 02/08/2021(a)(b)(h)	148,475
GBP	200	CYBG PLC, 8.00%, 12/08/2022(a)(b)(c)(h)	268,416
USD	310	Fiat Chrysler Automobiles, 5.25%, 04/15/2023	312,325
USD	200	HSBC Holdings PLC, 6.38%, 09/17/2024(b)(c)	200,750
GBP	100	Lloyds Bank PLC, 13.00%, 01/21/2029(b)(c)(h)	228,056
GBP	300	Moto Finance PLC, 4.50%, 03/15/2019(a)(b)	389,630
GBP	185	Paragon Banking Group PLC (The), 7.25%, 09/09/2021(a)(b)(h)	258,605
GBP	150	Phoenix Group Holdings, 6.63%, 12/18/2025(a)	217,099

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2018

Principal Amount (000)		Description	Value (US$)
CORPORATE BONDS (continued)
UNITED KINGDOM (continued)
GBP	235	Pinewood Finco PLC, 3.75%, 12/01/2019(a)(b)	$309,213
GBP	135	Pinnacle Bidco PLC, 6.38%, 02/15/2021(a)(b)	179,409
GBP	100	Pizzaexpress Financing 2 PLC, 6.63%, 08/10/2018(a)(b)	121,872
GBP	200	RAC Bond Co. PLC, 5.00%, 07/14/2019(a)(b)	246,096
GBP	100	TalkTalk Telecom Group PLC, 5.38%, 01/15/2019(a)(b)	131,525
GBP	207	Virgin Media Secured Finance PLC, 5.50%, 01/15/2019(a)(b)	277,064

			3,839,593

UNITED STATES - 24.6%
EUR	200	Adient Global Holdings Ltd., 3.50%, 05/15/2024(a)(b)	222,481
EUR	120	Alliance Data Systems Corp., 5.25%, 11/15/2018(a)(b)	144,925
USD	123	Alliance Data Systems Corp., 5.88%, 11/01/2018(a)(b)	125,460
USD	200	Altice US Finance I Corp., 5.38%, 08/13/2018(a)(b)	201,750
GBP	200	AMC Entertainment Holdings, Inc., 6.38%, 11/15/2019(b)	265,791
USD	100	AmeriGas Partners LP / AmeriGas Finance Corp., 5.88%, 05/20/2026(b)	97,250
USD	148	Apergy Corp., 6.38%, 05/01/2021(a)(b)	150,775
USD	66	Ascend Learning LLC, 6.88%, 08/01/2020(a)(b)	66,825
USD	353	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.50%, 08/31/2018(b)	347,705
USD	298	Bank of America Corp., 6.25%, 09/05/2024(b)(c)(h)	310,292
EUR	120	Bausch Health Cos. Inc., 4.50%, 08/30/2018(a)(b)	135,548
USD	61	Berry Petroleum Co. LLC, 7.00%, 02/15/2021(a)(b)	63,593
USD	155	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.13%, 08/31/2018(a)(b)	156,984
USD	230	BMC Software Finance, Inc., 8.13%, 08/31/2018(a)(b)	235,462
USD	240	Boyd Gaming Corp., 6.38%, 04/01/2021(b)	245,400
USD	80	Bruin E&P Partners LLC, 8.88%, 08/01/2020(a)(b)	80,799
EUR	100	BWAY Holding Co., 4.75%, 04/15/2020(a)(b)	117,245
USD	95	Callon Petroleum Co., 6.13%, 10/01/2019(b)	96,425
USD	355	Calpine Corp., 5.75%, 10/15/2019(b)	326,600
USD	217	Carrizo Oil & Gas, Inc., 6.25%, 08/31/2018(b)	220,797
USD	525	CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 02/15/2021(a)(b)	521,719
USD	100	CenturyLink, Inc., 5.63%, 04/01/2020	102,250
USD	71	Cenveo Corp., 6.00%, 02/01/2019(a)(b)(d)	26,625
USD	292	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 03/01/2020(a)(b)	282,510
USD	374	Cheniere Corpus Christi Holdings LLC, 5.88%, 10/02/2024(b)	393,635
USD	39	Cheniere Energy Partners LP, 5.25%, 10/01/2020(b)	38,805
USD	240	Cogent Communications Group, Inc., 5.38%, 12/01/2021(a)(b)	244,200
USD	143	Commercial Metals Co., 5.75%, 04/15/2021(a)(b)	137,995
USD	279	Compass Minerals International, Inc., 4.88%, 05/15/2024(a)(b)	258,075
EUR	265	Crown European Holdings SA, 3.38%, 11/15/2024(a)(b)	318,775
USD	200	CSC Holdings LLC, 10.88%, 10/15/2020(a)(b)	232,000
EUR	100	Energizer Gamma Acquisition BV, 4.63%, 07/15/2021(a)(b)	119,396
USD	10	Energizer Gamma Acquisition, Inc., 6.38%, 07/15/2021(a)(b)	10,275
USD	300	Equinix, Inc., 5.38%, 08/31/2018(b)	307,500
USD	155	Frontier Communications Corp., 10.50%, 06/15/2022(b)	140,663
USD	243	Golden Nugget, Inc., 6.75%, 10/15/2019(a)(b)	242,392
USD	345	Golden Nugget, Inc., 8.75%, 10/01/2020(a)(b)	357,937
USD	322	Goldman Sachs Group, Inc. (The), 5.38%, 05/10/2020(b)(c)(h)	328,440
USD	111	Goodyear Tire & Rubber Co. (The), 5.13%, 11/15/2018(b)	109,335
USD	113	Graham Holdings Co., 5.75%, 06/01/2021(a)(b)	113,848
USD	20	Grinding Media, Inc. / Moly-Cop AltaSteel Ltd., 7.38%, 12/15/2019(a)(b)	20,800
USD	270	Hardwoods Acquisition, Inc., 7.50%, 08/31/2018(a)(b)	247,725
USD	125	Harland Clarke Holdings Corp., 6.88%, 08/31/2018(a)(b)	123,125
USD	125	Harland Clarke Holdings Corp., 8.38%, 02/15/2019(a)(b)	119,525
USD	299	HCA, Inc., 5.88%, 08/15/2025(b)	309,091

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2018

Principal Amount (000)		Description	Value (US$)
CORPORATE BONDS (continued)
UNITED STATES (continued)
USD	115	HCA, Inc., 7.50%, 02/15/2022	$126,356
USD	301	HD Supply, Inc., 5.75%, 04/15/2019(a)(b)(i)	316,050
USD	118	Herc Rentals, Inc., 7.75%, 06/01/2019(a)(b)	126,446
USD	189	Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 04/01/2020(a)(b)	188,527
USD	145	Iron Mountain, Inc., 5.25%, 12/27/2022(a)(b)	134,125
USD	157	JC Penney Corp., Inc., 5.88%, 07/01/2019(a)(b)	148,216
USD	180	JPMorgan Chase & Co., 4.63%, 11/01/2022(b)(c)	167,976
USD	291	KB Home, 7.00%, 09/15/2021(b)	306,679
USD	185	Lennar Corp., 4.88%, 09/15/2023(b)	184,538
USD	312	Level 3 Financing, Inc., 5.13%, 08/31/2018(b)	308,880
USD	185	Level 3 Financing, Inc., 5.38%, 05/01/2020(b)	180,375
USD	163	Meredith Corp., 6.88%, 02/01/2021(a)(b)	164,223
USD	161	MGM Resorts International, 4.63%, 06/01/2026(b)	151,340
USD	190	Morgan Stanley, 5.55%, 07/15/2020 (b)(c)(h)	194,750
USD	142	Moss Creek Resources Holdings, Inc., 7.50%, 01/15/2021(a)(b)	138,450
USD	53	MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/2022(b)	51,278
USD	170	Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 08/31/2018(b)	169,150
USD	110	Neiman Marcus Group Ltd., LLC, 8.00%, 08/31/2018(a)(b)	69,300
USD	329	New Enterprise Stone & Lime Co., Inc., 10.13%, 04/01/2019(a)(b)	349,562
USD	80	NRG Energy, Inc., 7.25%, 05/15/2021(b)	85,200
USD	150	Oasis Petroleum, Inc., 6.88%, 08/31/2018(b)	153,375
USD	112	Park-Ohio Industries, Inc., 6.63%, 04/15/2022(b)	113,120
USD	170	Pitney Bowes, Inc., 3.63%, 09/01/2021(b)	160,438
USD	167	Post Holdings, Inc., 5.00%, 08/15/2021(a)(b)	157,398
USD	155	Radiate Holdco LLC / Radiate Finance, Inc., 6.63%, 02/15/2020(a)(b)	144,925
USD	49	Radiate Holdco LLC / Radiate Finance, Inc., 6.88%, 02/15/2020(a)(b)	47,408
USD	349	Rite Aid Corp., 6.13%, 08/31/2018(a)(b)	350,745
USD	377	Sabine Pass Liquefaction LLC, 5.63%, 12/01/2024(b)	404,153
USD	195	Sanchez Energy Corp., 6.13%, 08/31/2018(b)	133,819
USD	113	Sanchez Energy Corp., 7.25%, 02/15/2020(a)(b)	111,198
USD	255	Sinclair Television Group, Inc., 5.63%, 08/01/2019(a)(b)	251,812
USD	72	Sprint Corp., 7.63%, 11/01/2025(b)	74,700
USD	289	Sprint Corp., 7.88%, 09/15/2023	308,507
USD	120	State Street Corp., 3M USD LIBOR + 1.000%, 3.34%, 08/31/2018(b)(j)	107,621
USD	304	Summit Materials LLC / Summit Materials Finance Corp, 6.13%, 08/16/2018(b)	308,560
USD	2	Summit Materials LLC / Summit Materials Finance Corp., 5.13%, 06/01/2020(a)(b)	1,898
USD	235	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.75%, 06/01/2020(a)(b)	227,174
USD	119	Tenet Healthcare Corp., 4.63%, 07/15/2020(b)	115,281
USD	117	TopBuild Corp., 5.63%, 05/01/2021(a)(b)	114,660
USD	85	TransDigm, Inc., 6.50%, 07/15/2019(b)	87,019
USD	150	Transocean Guardian Ltd., 5.88%, 07/15/2021(a)(b)	151,500
USD	182	TTM Technologies, Inc., 5.63%, 10/01/2020 (a)(b)	179,725
USD	303	United Rentals North America, Inc., 5.50%, 07/15/2020(b)	307,545
USD	187	Valvoline, Inc., 5.50%, 07/15/2019(b)	188,870
USD	285	Vistra Energy Corp., 7.63%, 11/01/2019(b)	305,392
USD	71	Vistra Energy Corp., 8.13%, 07/30/2020(a)(b)	78,033
USD	68	Warrior Met Coal, Inc., 8.00%, 11/01/2020(a)(b)	70,295
USD	213	WMG Acquisition Corp., 5.63%, 08/30/2018(a)(b)	215,929
USD	18	WPX Energy, Inc., 5.75%, 06/01/2021(b)	18,045
USD	120	WR Grace & Co-Conn, 5.13%, 10/01/2021(a)	122,100
USD	115	Wyndham Destinations, Inc., 4.15%, 02/01/2024(b)	113,131
USD	110	Wyndham Destinations, Inc., 5.10%, 07/01/2025(b)	113,300
USD	305	XPO Logistics, Inc., 6.13%, 09/01/2019(a)(b)	313,387

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2018

Principal Amount (000)		Description	Value (US$)
CORPORATE BONDS (continued)
UNITED STATES (continued)
USD	340	Zayo Group LLC / Zayo Capital Inc, 6.38%, 05/15/2020(b)	$351,900

			18,183,132

Total Corporate Bonds - 67.4% (cost $50,667,327)			49,760,164

GOVERNMENT BONDS - 65.6%
ANGOLA - 0.6%
USD	430	Angolan Government International Bond, 9.38%, 05/08/2048(a)	455,518

ARGENTINA - 3.2%
ARS	17,774	Argentina POM Politica Monetaria, Argentina Central Bank 7-day Repo Reference Rate, 40.00%, 06/21/2020(j)	679,836
USD	1,090	Argentine Republic Government International Bond, 6.88%, 01/26/2027	991,900
USD	340	Argentine Republic Government International Bond, 6.88%, 01/11/2048	266,563
USD	323	Argentine Republic Government International Bond, 7.13%, 07/06/2036	272,127
USD	203	Argentine Republic Government International Bond, 8.28%, 12/31/2033(f)	189,065

			2,399,491

AUSTRALIA - 9.7%
AUD	3,500	Queensland Treasury Corp., 3.25%, 07/21/2028(a)	2,626,447
AUD	5,200	Treasury Corp. of Victoria, 4.75%, 11/20/2030	4,517,333

			7,143,780

BAHRAIN - 0.3%
USD	220	Bahrain Government International Bond, 7.00%, 01/26/2026(a)	211,200

BELARUS - 0.3%
USD	241	Republic of Belarus International Bond, 6.20%, 02/28/2030(a)	234,915

BRAZIL - 1.9%
BRL	3,950	Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2029	986,260
USD	400	Brazilian Government International Bond, 7.13%, 01/20/2037	449,000

			1,435,260

COLOMBIA - 0.5%
USD	200	Colombia Government International Bond, 4.50%, 10/28/2025(b)	204,500
USD	120	Colombia Government International Bond, 7.38%, 09/18/2037	151,200

			355,700

COSTA RICA - 0.3%
USD	250	Costa Rica Government International Bond, 4.25%, 01/26/2023(a)	241,277

DOMINICAN REPUBLIC - 1.2%
USD	210	Dominican Republic International Bond, 5.88%, 04/18/2024(a)(f)	215,886
USD	100	Dominican Republic International Bond, 6.88%, 01/29/2026(a)	107,041
USD	530	Dominican Republic International Bond, 8.63%, 04/20/2027(a)(f)	598,900

			921,827

ECUADOR - 0.9%
USD	630	Ecuador Government International Bond, 8.75%, 06/02/2023(a)	628,425

EGYPT - 1.4%
USD	200	Egypt Government International Bond, 6.13%, 01/31/2022(a)	202,761
USD	430	Egypt Government International Bond, 7.90%, 02/21/2048(a)	426,760
EGP	8,600	Egypt Treasury Bills, Zero Coupon, 04/16/2019	425,358

			1,054,879

EL SALVADOR - 0.6%
USD	440	El Salvador Government International Bond, 7.65%, 06/15/2035(a)	440,000

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2018

Principal Amount (000)		Description	Value (US$)
GOVERNMENT BONDS (continued)
ETHIOPIA - 0.7%
USD	500	Ethiopia International Bond, 6.63%, 12/11/2024(a)	$509,988

GHANA - 1.7%
GHS	1,700	Ghana Government Bond, 21.50%, 03/09/2020	371,218
USD	420	Ghana Government International Bond, 7.63%, 05/16/2029(a)(f)	433,888
USD	430	Ghana Government International Bond, 8.13%, 01/18/2026(a)(f)	463,414

			1,268,520

HONDURAS - 0.5%
USD	330	Honduras Government International Bond, 7.50%, 03/15/2024(a)(f)	357,769

INDIA - 1.1%
INR	50,000	India Government Bond, 7.73%, 12/19/2034	700,578
INR	10,000	National Highways Authority of India, 7.30%, 05/18/2022(a)	144,496

			845,074

INDONESIA - 5.1%
USD	940	Indonesia Government International Bond, 4.13%, 01/15/2025(a)	932,426
USD	800	Indonesia Government International Bond, 5.13%, 01/15/2045(a)	819,234
IDR	8,400,000	Indonesia Treasury Bond, 5.63%, 05/15/2023	534,757
IDR	4,800,000	Indonesia Treasury Bond, 6.13%, 05/15/2028	295,423
IDR	1,500,000	Indonesia Treasury Bond, 6.63%, 05/15/2033	90,395
IDR	5,800,000	Indonesia Treasury Bond, 7.50%, 05/15/2038	377,080
IDR	10,200,000	Indonesia Treasury Bond, 8.38%, 03/15/2034	707,030

			3,756,345

IRAQ - 0.7%
USD	330	Iraq International Bond, 5.80%, 09/16/2018(a)(b)	310,931
USD	200	Iraq International Bond, 6.75%, 03/09/2023(a)	199,078

			510,009

KAZAKHSTAN - 1.8%
USD	520	Kazakhstan Government International Bond, 3.88%, 10/14/2024(a)	526,371
USD	681	Kazakhstan Government International Bond, 6.50%, 07/21/2045(a)	838,225

			1,364,596

KENYA - 1.1%
USD	420	Kenya Government International Bond, 6.88%, 06/24/2024(a)	427,902
USD	410	Kenya Government International Bond, 8.25%, 02/28/2048(a)	414,097

			841,999

MALAYSIA - 2.2%
MYR	400	Malaysia Government Bond, 3.44%, 02/15/2021	98,068
MYR	900	Malaysia Government Bond, 3.49%, 03/31/2020	221,325
MYR	600	Malaysia Government Bond, 3.62%, 11/30/2021	147,734
MYR	1,000	Malaysia Government Bond, 4.05%, 09/30/2021	248,800
MYR	800	Malaysia Government Bond, 4.74%, 03/15/2046	191,119
MYR	2,900	Malaysia Government Bond, 4.76%, 04/07/2037	711,430

			1,618,476

MEXICO - 1.4%
MXN	4,600	Mexican Bonos, 5.75%, 03/05/2026	218,462
MXN	7,850	Mexican Bonos, 8.00%, 06/11/2020	422,288
USD	400	Mexico Government International Bond, 3.50%, 01/21/2021	400,340

			1,041,090

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2018

Principal Amount (000)		Description	Value (US$)
GOVERNMENT BONDS (continued)
MONGOLIA - 0.5%
USD	400	Mongolia Government International Bond, 5.63%, 05/01/2023(a)	$390,342

NEW ZEALAND - 9.7%
NZD	3,800	New Zealand Government Bond, 4.50%, 04/15/2027(a)	2,967,786
NZD	6,000	New Zealand Government Bond, 5.00%, 03/15/2019(a)	4,171,262

			7,139,048

NIGERIA - 1.9%
NGN	326,000	Nigeria Government Bond, 12.50%, 01/22/2026	835,212
USD	200	Nigeria Government International Bond, 7.14%, 02/23/2030(a)	199,174
USD	200	Nigeria Government International Bond, 7.63%, 11/28/2047(a)	192,694
USD	200	Nigeria Government International Bond, 7.88%, 02/16/2032(a)	206,260

			1,433,340

OMAN - 0.3%
USD	230	Oman Government International Bond, 6.75%, 01/17/2048(a)	219,063

PARAGUAY - 0.3%
USD	200	Paraguay Government International Bond, 5.00%, 04/15/2026(a)	206,000

PERU - 1.0%
PEN	805	Peru Government Bond, 6.15%, 08/12/2032(a)	255,090
PEN	1,450	Peruvian Government International Bond, 6.95%, 08/12/2031(a)	490,821

			745,911

PHILIPPINES - 0.5%
PHP	17,000	Philippine Government Bond, 6.25%, 03/22/2028	312,308
USD	40	Philippine Government International Bond, 8.38%, 06/17/2019	41,900

			354,208

QATAR - 0.3%
USD	217	Qatar Government International Bond, 5.10%, 04/23/2048(a)	221,618

ROMANIA - 1.8%
USD	1,260	Romanian Government International Bond, 4.88%, 01/22/2024(a)	1,310,337

RUSSIA - 1.4%
RUB	26,000	Russian Federal Bond - OFZ, 7.70%, 03/23/2033	415,784
RUB	25,200	Russian Federal Bond - OFZ, 8.15%, 02/03/2027	418,294
USD	200	Russian Foreign Bond - Eurobond, 4.75%, 05/27/2026(a)	202,750

			1,036,828

RWANDA - 0.8%
USD	350	Rwanda International Government Bond, 6.63%, 05/02/2023(a)	358,049
USD	200	Rwanda International Government Bond, 6.63%, 05/02/2023(a)	204,599

			562,648

SENEGAL - 0.5%
USD	330	Senegal Government International Bond, 8.75%, 05/13/2021(a)	361,284

SINGAPORE - 1.0%
SGD	900	Singapore Government Bond, 3.38%, 09/01/2033	710,982

SOUTH AFRICA - 1.5%
USD	1,030	Republic of South Africa Government International Bond, 4.88%, 04/14/2026	1,010,373
USD	100	Republic of South Africa Government International Bond, 6.25%, 03/08/2041	102,253

			1,112,626

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2018

Principal Amount (000)		Description		Value (US$)
GOVERNMENT BONDS (continued)
SRI LANKA - 2.4%
LKR	165,000	Sri Lanka Government Bond, 10.60%, 09/15/2019		$1,046,323
LKR	15,000	Sri Lanka Government Bond, 10.75%, 01/15/2019		94,708
LKR	5,000	Sri Lanka Government Bonds, 9.25%, 05/01/2020		31,169
LKR	10,000	Sri Lanka Government Bonds, 11.00%, 08/01/2021		64,432
LKR	15,000	Sri Lanka Government Bonds, 11.50%, 12/15/2021		98,427
USD	430	Sri Lanka Government International Bond, 6.75%, 04/18/2028(a)		425,282

				1,760,341

SURINAME - 0.3%
USD	200	Republic of Suriname, 9.25%, 10/26/2026(a)		194,000

TANZANIA - 0.1%
USD	89	Tanzania Government International Bond, 6M USD LIBOR + 6.000%, 8.24%, 03/09/2020(a)(f)(j)		90,577

TUNISIA - 0.6%
USD	450	Banque Centrale de Tunisie International Bond, 5.75%, 01/30/2025(a)		410,175

TURKEY - 1.2%
TRY	4,900	Turkey Government Bond, 8.80%, 09/27/2023		666,531
USD	210	Turkey Government International Bond, 6.00%, 03/25/2027		192,801

				859,332

UKRAINE - 1.7%
USD	1,260	Ukraine Government International Bond, 7.75%, 09/01/2025(a)		1,233,225

URUGUAY - 0.6%
USD	50	Uruguay Government International Bond, 4.38%, 10/27/2027(f)		51,275
USD	146	Uruguay Government International Bond, 7.63%, 03/21/2036(f)		195,224
USD	165	Uruguay Government International Bond, 7.88%, 01/15/2033		222,148

				468,647

Total Government Bonds - 65.6% (cost $50,768,871)				48,456,670

			Shares or Principal Amount	Value
SHORT-TERM INVESTMENT - 2.6%
UNITED STATES - 2.6%
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.48%(k)			1,938,791	1,938,791

Total Short-Term Investment - 2.6% (cost $1,938,791)				1,938,791

Total Investments - 135.6% (cost $103,374,989)				100,155,625

Liabilities in Excess of Other Assets - (35.6)%				(26,318,106)

Net Assets - 100.0%				$73,837,519

(a)	Denotes a restricted security.

(b)	The maturity date presented for these instruments represents the next call/put date.

(c)

Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.

(d)	Security is in default.

(e)	Illiquid security.

(f)	Sinkable security.

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2018

(g)	Payment-in-kind. This is a type of bond that pays interest in additional bonds rather than in cash.

(h)	The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.

(i)	Indicates a stepped coupon bond. This bond was issued with a low coupon that gradually increases over the life of the bond.

(j)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2018.

(k)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2018.

ARS	-	Argentine Peso

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CNH	-	Chinese Yuan Renminbi Offshore

CNY	-	Chinese Yuan Renminbi

EGP	-	Egyptian Pound

EUR	-	Euro Currency

GBP	-	British Pound Sterling

GHS	-	Ghanaian Cedi

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

KRW	-	South Korean Won

LKR	-	Sri Lanka Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

NZD	-	New Zealand Dollar

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

RUB	-	New Russian Ruble

SGD	-	Singapore Dollar

THB	-	Thai Baht

TRY	-	Turkish Lira

TWD	-	New Taiwan Dollar

UAH	-	Ukraine Hryvna

USD	-	U.S. Dollar

At July 31, 2018, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
British Pound/United States Dollar
08/31/2018	HSBC Bank	GBP	25,000	USD	32,858	$32,850	$(8)
08/31/2018	JPMorgan Chase Bank	GBP	40,000	USD	52,980	52,560	(420)
Chinese Yuan Renminbi/United States Dollar
10/29/2018	HSBC Bank	CNY	1,367,800	USD	200,000	200,761	761
Chinese Yuan Renminbi Offshore/United States Dollar
10/29/2018	UBS	CNH	10,250,000	USD	1,502,941	1,504,028	1,087
Euro/United States Dollar
08/14/2018	Barclays Bank	EUR	104,000	USD	120,927	121,716	789
08/14/2018	HSBC Bank	EUR	173,000	USD	202,132	202,471	339
08/14/2018	JPMorgan Chase Bank	EUR	132,000	USD	155,268	154,486	(782)
Indonesian Rupiah/United States Dollar
08/31/2018	HSBC Bank	IDR	7,291,000,000	USD	500,000	505,094	5,094
Malaysian Ringgit/United States Dollar
08/06/2018	HSBC Bank	MYR	2,175,745	USD	550,000	535,178	(14,822)
Philippine Peso/United States Dollar
10/30/2018	HSBC Bank	PHP	37,586,500	USD	700,000	706,124	6,124
Singapore Dollar/United States Dollar
08/31/2018	UBS	SGD	1,950,000	USD	1,456,115	1,433,188	(22,927)

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2018

South Korean Won/United States Dollar
09/21/2018	Citibank	KRW	3,122,000,000	USD	2,799,999	$2,807,787	$7,788
Thai Baht/United States Dollar
09/26/2018	UBS	THB	65,000,000	USD	1,944,361	1,962,089	17,728

						$10,218,332	$751

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation
United States Dollar/Australian Dollar
08/31/2018	Royal Bank of Canada	USD	1,916,250	AUD	2,540,000	$1,887,341	$28,909
United States Dollar/Brazilian Real
08/24/2018	Citibank	USD	987,328	BRL	3,615,000	960,950	26,378
United States Dollar/British Pound
08/31/2018	Royal Bank of Canada	USD	3,793,997	GBP	2,841,000	3,733,077	60,920
United States Dollar/Euro
08/14/2018	Citibank	USD	98,542	EUR	83,500	97,724	818
08/14/2018	HSBC Bank	USD	4,587,710	EUR	3,828,500	4,480,687	107,023
08/14/2018	JPMorgan Chase Bank	USD	261,216	EUR	219,000	256,307	4,909
08/14/2018	UBS	USD	949,998	EUR	802,500	939,206	10,792
United States Dollar/Malaysian Ringgit
08/06/2018	HSBC Bank	USD	695,288	MYR	2,736,860	673,199	22,089
United States Dollar/New Taiwan Dollar
09/28/2018	UBS	USD	300,000	TWD	8,890,500	291,968	8,032
United States Dollar/New Zealand Dollar
09/19/2018	Citibank	USD	1,962,145	NZD	2,800,000	1,908,340	53,805
United States Dollar/Turkish Lira
10/11/2018	UBS	USD	658,939	TRY	3,315,000	652,911	6,028

						$15,881,710	$329,703

*	Certain contracts with different trade dates and like characteristics have been shown net.

At July 31, 2018, the Fund held the following centrally cleared interest rate swaps:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Premiums Paid (Received)	Unrealized Appreciation
USD	16,500,000	10/25/2027	Citibank	Receive	3-month LIBOR Index	2.36%	$—	$796,830
USD	13,500,000	11/04/2024	Citibank	Receive	3-month LIBOR Index	2.44%	—	419,393

								$1,216,223

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (unaudited)

July 31, 2018

Summary of Significant Accounting Policies

a.	Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Fund’s investment adviser generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes at lower prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund; a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, which has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.

Derivatives are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9-, and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Interest rate swaps are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).

In the event that a security’s market quotations are not readily available or are deemed unreliable, the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs. The three-level hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

July 31, 2018

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of standard inputs is listed below:

Security Type	Standard Inputs
Debt and other fixed-income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity.
Forward foreign currency contracts	Forward exchange rate quotations.
Swap agreements	Market information pertaining to the underlying reference assets, i.e., credit spreads, credit event probabilities, fair values, forward rates, and volatility measures.

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

	Level 1-Quoted Prices ($)	Level 2-Other Significant Observable Inputs ($)	Level 3-Significant Unobservable Inputs ($)	Total ($)

Investments, at Value
Investments in Securities
Fixed Income Investments
Corporate Bonds	$—	$49,760,164	$—	$49,760,164
Government Bonds	—	48,456,670	—	48,456,670

Total Fixed Income Investments	—	98,216,834	—	98,216,834

Short-Term Investment	1,938,791	—	—	1,938,791

Total Investments	$1,938,791	$98,216,834	$—	$100,155,625

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$1,216,223	$—	$1,216,223
Forward Foreign Currency Exchange Contracts	—	369,413	—	369,413

Total Other Financial Instruments	$—	$1,585,636	$—	$1,585,636

Total Assets	$1,938,791	$99,802,470	$—	$101,741,261

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(38,959)	$—	$(38,959)

Other Financial Instruments
Amounts listed as “—” are $0 or round to $0.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. For the fiscal period ended July 31, 2018, there have been no significant changes to the fair valuation methodologies other than described above.

b.	Restricted Securities:

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended. Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Fund, but resale of such securities in the U.S. is permitted only in limited circumstances.

Aberdeen Global Income Fund, Inc.

Item 2	– Controls and Procedures

(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a)

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Global Income Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard, Principal Executive Officer of Aberdeen Global Income Fund, Inc.

Date: September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard, Principal Executive Officer of Aberdeen Global Income Fund, Inc.

Date: September 28, 2018

By:	/s/ Andrea Melia
Andrea Melia, Principal Financial Officer of Aberdeen Global Income Fund, Inc.

Date: September 28, 2018